Note 14 - Stock Compensation Plans - Status of Shares Under the RRP and Stock Incentive Plan (Details) - The RRP and Stock Incentive Plan [Member] - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unvested at the beginning of the year (in shares)	28,266	38,887
Unvested at the beginning of the year, weighted average grant date fair value (in dollars per share)	$ 13.30	$ 13.30
Vested, number of shares (in shares)	(9,421)	(9,421)
Vested, weighted average grant date fair value (in dollars per share)	$ 13.30	$ 13.30
Forfeited, number of shares (in shares)		(1,200)
Forfeited, weighted average grant date fair value (in dollars per share)		$ 13.30
Unvested at the end of the year (in shares)	18,845	28,266
Unvested at the end of the year, weighted average grant date fair value (in dollars per share)	$ 13.30	$ 13.30